Note 4 - Inventories (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	June 30,	September 30,
	2023	2022
Finished Goods	$56,828	$9,063
Goods-in-process	1,326,110	1,405,785
Total	$1,382,938	$1,414,848

	September 30,	September 30,
	2022	2021
Finished Goods	$9,063	$249,571
Goods-in-process	1,405,785	844,194
Total	$1,414,848	$1,093,765